Schedule of lease liabilities (Details) - SGD ($)	Dec. 31, 2024	Dec. 13, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Lease liabilities payable, net	$ 6,500	$ 72,000	$ 60,560
Less: portion classified as current liabilities	(6,500)		(41,409)
Non-current liabilities			19,151
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities payable maturities	6,500		41,409
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities payable maturities			$ 19,151